Summary of Credit Quality (Details) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Loans to business and government [Line Items]
Customers' liability under acceptances	$ 17,346	$ 18,448
Business and government [member]
Loans to business and government [Line Items]
Loans and acceptances	270,366	260,120
Allowance for loan and acceptances losses	2,714	2,751
Loans and acceptances, net of allowance	267,652	257,369
Business and government [member] | Loans at amortized cost
Loans to business and government [Line Items]
Loans at amortized cost	251,388	240,070
Business and government [member] | Customers' liability under acceptances
Loans to business and government [Line Items]
Customers' liability under acceptances	17,346	18,448
Business and government [member] | Loans at FVOCI
Loans to business and government [Line Items]
Loans at FVOCI	$ 1,632	$ 1,602